UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------
Check here if Amendment [ X ]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):       [ X ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           ---------------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           ---------------------------------------------------------
           New York, New York 10022
           ---------------------------------------------------------


Form 13F File Number: 028-10356
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
        -------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
        -------------------------------------------------------------
Phone:  (212) 812-3100
        -------------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian J. Higgins                       New York, New York       May 20, 2011
---------------------------------  -------------------------------  ------------
         [Signature]                         [City, State]               [Date]


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Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      494,987


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13287             KING STREET CAPITAL MASTER FUND, LTD.

2     028-10355             BRIAN J. HIGGINS

3     028-10357             O. FRANCIS BIONDI, JR.

4     028-13990             KING STREET CAPITAL, L.P.


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                                                  FORM 13F INFORMATION TABLE

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          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- ------------------------
                                                                                                           VOTING AUTHORITY
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- ------------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT    OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP  (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
---------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---- ----------- -------
ALASKA AIR GROUP INC         COM              011659909   12,144     191,700     CALL Defined    1, 2, 3
ALASKA AIR GROUP INC         COM              011659909    5,594      88,300     CALL Defined    2, 3, 4
AMR CORP                     COM              001765906    4,495     695,000     CALL Defined    1, 2, 3
AMR CORP                     COM              001765906    1,973     305,000     CALL Defined    2, 3, 4
BANK OF AMERICA CORPORATION  COM              060505104   91,779   6,880,000 SH       Defined    1, 2, 3           6,880,000
BANK OF AMERICA CORPORATION  COM              060505104   41,621   3,120,000 SH       Defined    2, 3, 4           3,120,000
FIFTH THIRD BANCORP          COM              316773100   24,117   1,736,876 SH       Defined    1, 2, 3           1,736,876
FIFTH THIRD BANCORP          COM              316773100   10,596     763,124 SH       Defined    2, 3, 4             763,124
GENERAL MARITIME CORP NEW    SHS              Y2693R101    3,567   1,740,000 SH       Defined    1, 2, 3           1,740,000
GENERAL MARITIME CORP NEW    SHS              Y2693R101    1,558     760,000 SH       Defined    2, 3, 4             760,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6   14,515  24,602,000 PRN      Defined    1, 2, 3          24,602,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    5,840   9,898,000 PRN      Defined    2, 3, 4           9,898,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   62,364 109,410,000 PRN      Defined    1, 2, 3         109,410,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   24,815  43,535,000 PRN      Defined    2, 3, 4          43,535,000
LIZ CLAIBORNE INC            COM              539320901    3,773     700,000     CALL Defined    1, 2, 3
LIZ CLAIBORNE INC            COM              539320901    1,617     300,000     CALL Defined    2, 3, 4
MPG OFFICE TR INC            COM              553274101    4,130   1,113,125 SH       Defined    1, 2, 3           1,113,125
MPG OFFICE TR INC            COM              553274101    1,899     511,875 SH       Defined    2, 3, 4             511,875
PNC FINL SVCS GROUP INC      COM              693475105   43,148     685,000 SH       Defined    1, 2, 3             685,000
PNC FINL SVCS GROUP INC      COM              693475105   19,842     315,000 SH       Defined    2, 3, 4             315,000
STANDARD PAC CORP NEW        COM              85375C101    1,944     521,250 SH       Defined    1, 2, 3             521,250
STANDARD PAC CORP NEW        COM              85375C101      853     228,750 SH       Defined    2, 3, 4             228,750
STERLING FINL CORP WASH      COM NEW          859319303   34,864   2,081,441 SH       Defined    1, 2, 3           2,081,441
STERLING FINL CORP WASH      COM NEW          859319303   14,942     892,046 SH       Defined    2, 3, 4             892,046
U S AIRWAYS GROUP INC        COM              90341W908    5,966     685,000     CALL Defined    1, 2, 3
U S AIRWAYS GROUP INC        COM              90341W908    2,744     315,000     CALL Defined    2, 3, 4
UNITED CMNTY BKS BLAIRSVLE G CAP STK          90984P105    3,059   1,312,707 SH       Defined    1, 2, 3           1,312,707
UNITED CMNTY BKS BLAIRSVLE G CAP STK          90984P105    1,407     603,653 SH       Defined    2, 3, 4             603,653
VALERO ENERGY CORP NEW       COM              91913Y900   30,763   1,027,500     CALL Defined    1, 2, 3
VALERO ENERGY CORP NEW       COM              91913Y900   14,147     472,500     CALL Defined    2, 3, 4
WASHINGTON FED INC           *W EXP 11/14/201 938824117    3,492     633,831 SH       Defined    1, 2, 3             633,831
WASHINGTON FED INC           *W EXP 11/14/201 938824117    1,419     257,580 SH       Defined    2, 3, 4             257,580
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